SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Building [Member]
Property, Plant and Equipment [Line Items]
Useful Live of Property Plant And Equipment	39 years	39 years
Plant and equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Live of Property Plant And Equipment	5 years	5 years
Plant and equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Live of Property Plant And Equipment	10 years	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Live of Property Plant And Equipment	3 years	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Live of Property Plant And Equipment	5 years	5 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Live of Property Plant And Equipment	3 years	3 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Live of Property Plant And Equipment	5 years	5 years